Virtus Select MLP and Energy Fund
Virtus Select MLP and Energy Fund

Virtus Select MLP and Energy Fund,

a series of Virtus Alternative Solutions Trust

Supplement dated February 28, 2017 to the Summary Prospectus dated February 28, 2017, and the Virtus Alternative Solutions Trust Statutory Prospectus dated February 28, 2017

Important Notice to Investors

In the section “Performance Information” in the fund’s summary prospectus and in the summary section of the fund’s statutory prospectus, the table showing Average Annual Total Returns is hereby replaced in its entirety with the following:

Average Annual Total Returns - Virtus Select MLP and Energy Fund	Label	1 Year	Since Inception	Inception Date
Class I	Return Before Taxes	31.49%	4.79%	Sep. 09, 2015
Class I | After Taxes on Distributions	Return After Taxes on Distributions	31.02%	4.29%	Sep. 09, 2015
Class I | After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	18.20%	3.57%	Sep. 09, 2015
Class A	Return Before Taxes	23.69%	(0.05%)	Sep. 09, 2015
Class C	Return Before Taxes	30.20%	3.73%	Sep. 09, 2015
The Alerian MLP Index	The Alerian MLP Index (reflects no deduction of fees, expenses or taxes)	18.31%	0.85%	Sep. 09, 2015